Long-term assets - E.3 Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 895
Change in scope (see note A.1.2.)	187		$ 0
Additions	106		86
Modifications	25		(8)
Impairments	(1)		(1)
Disposals	(7)		(12)
Depreciation	(145)		(155)
Asset retirement obligations	0		0
Transfers	(18)		4
Transfers to/from assets held for sale			0
Exchange rate movements	(34)		(32)
Closing balance, net	1,008	[1]	895
Gains or losses arising from sale and leaseback transactions	0		0	$ 5
Income from tower deal transactions	0		0	22
Colombia
Right-of-Use Assets [Roll Forward]
Decrease in lease liabilities	45
Decrease in right-of-use assets	45
Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	147
Change in scope (see note A.1.2.)	16		0
Additions	37		41
Modifications	14		9
Impairments	(1)		(1)
Disposals	(2)		(10)
Depreciation	(36)		(38)
Asset retirement obligations	1		0
Transfers	0		0
Transfers to/from assets held for sale			0
Exchange rate movements	(9)		(3)
Closing balance, net	169		147
Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	93
Change in scope (see note A.1.2.)	107		0
Additions	14		2
Modifications	8		10
Impairments	0		0
Disposals	(2)		(1)
Depreciation	(22)		(17)
Asset retirement obligations	0		1
Transfers	4		0
Transfers to/from assets held for sale			0
Exchange rate movements	(1)		(2)
Closing balance, net	201		93
Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	607
Change in scope (see note A.1.2.)	48		0
Additions	53		23
Modifications	3		(27)
Impairments	0		0
Disposals	(2)		0
Depreciation	(81)		(88)
Asset retirement obligations	0		0
Transfers	(17)		(2)
Transfers to/from assets held for sale			0
Exchange rate movements	(24)		(27)
Closing balance, net	587		607
Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	14
Change in scope (see note A.1.2.)	3		0
Additions	0		1
Modifications	1		0
Impairments	0		0
Disposals	(1)		0
Depreciation	(4)		(1)
Asset retirement obligations	0		0
Transfers	(5)		0
Transfers to/from assets held for sale			0
Exchange rate movements	0		0
Closing balance, net	25		14
Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	31
Change in scope (see note A.1.2.)	0		0
Additions	0		18
Modifications	0		(1)
Impairments	0		0
Disposals	0		(1)
Depreciation	(1)		(8)
Asset retirement obligations	0		0
Transfers	(1)		5
Transfers to/from assets held for sale			0
Exchange rate movements	0		0
Closing balance, net	12		31
Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	2
Change in scope (see note A.1.2.)	13		0
Additions	1		1
Modifications	(1)		0
Impairments	0		0
Disposals	0		0
Depreciation	(2)		(2)
Asset retirement obligations	0		(1)
Transfers	0		1
Transfers to/from assets held for sale			0
Exchange rate movements	0		0
Closing balance, net	13		2
Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	1,238
Closing balance, net	1,557		1,238
Cost or valuation | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	206
Closing balance, net	254		206
Cost or valuation | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	127
Closing balance, net	317		127
Cost or valuation | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	839
Closing balance, net	908		839
Cost or valuation | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	18
Closing balance, net	40		18
Cost or valuation | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	42
Closing balance, net	17		42
Cost or valuation | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	6
Closing balance, net	21		6
Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(343)
Closing balance, net	(549)		(343)
Accumulated depreciation and impairment | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	(59)
Closing balance, net	(85)		(59)
Accumulated depreciation and impairment | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(34)
Closing balance, net	(116)		(34)
Accumulated depreciation and impairment | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(232)
Closing balance, net	(320)		(232)
Accumulated depreciation and impairment | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(4)
Closing balance, net	(14)		(4)
Accumulated depreciation and impairment | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	(12)
Closing balance, net	(5)		(12)
Accumulated depreciation and impairment | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	(3)
Closing balance, net	(8)		(3)
Increase (decrease) due to application of IFRS 16
Right-of-Use Assets [Roll Forward]
Opening balance, net	895		1,012
Closing balance, net			895	1,012
Increase (decrease) due to application of IFRS 16 | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	147		148
Closing balance, net			147	148
Increase (decrease) due to application of IFRS 16 | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	93		101
Closing balance, net			93	101
Increase (decrease) due to application of IFRS 16 | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	607		729
Closing balance, net			607	729
Increase (decrease) due to application of IFRS 16 | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	31		15
Closing balance, net			31	15
Increase (decrease) due to application of IFRS 16 | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	14		16
Closing balance, net			14	16
Increase (decrease) due to application of IFRS 16 | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 2		3
Closing balance, net			$ 2	$ 3

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.